GEOGRAPHIC AND CUSTOMER INFORMATION - Schedule of Reportable Segments (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 3,571	$ 1,735
Europe Middle East And Africa [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	2,000	1,423
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		334	271
North America [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[2]	$ 1,237	$ 41

[1]	Includes revenue from Germany in the amount of $1,926 thousand and $1,351 thousand for the six months ended June 30, 2022 and June 30, 2021, respectively.
[2]	Include revenues from United States only.